Financial instruments (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of Financial Instruments

	As of	As of
	December 31, 2024	December 31, 2023
Financial assets
Financial assets at amortized cost
Cash and cash equivalents	$649,106	$559,462
Financial assets at amortized cost	574,391	361,249
Accounts receivable	1,277,928	2,291,640
Accounts receivable due from related parties	5,029,583	5,889,474
Other receivables	1,952,834	1,696,897
Other receivables due from related parties	526,882	3,139,430
Long-term receivables	-	1,631,438
Long-term receivables from related parties	8,300,723	-
Guarantee deposits paid	133,390	625,330
	$18,444,837	$16,194,920
Financial liability
Financial liabilities at amortized cost
Short-term loans	$8,999,751	$6,964,927
Accounts payable	209,567	193,767
Other payables	802,840	522,786
Long-term loans (including current portion)	1,037,768	980,200
	$11,049,926	$8,661,680
Lease liability	$163,775	$105,745

b)	Financial risk management policies

(a)	The Group’s activities expose it to a variety of financial risks: market risk (including foreign exchange risk, interest rate risk and price risk), credit risk and liquidity risk.

(b)	Risk management is carried out by a central treasury department (Group treasury) under policies approved by the Board of Directors. Group treasury identifies, evaluates, and hedges financial risks in close co-operation with the Group’s operating units. The Board provides written principles for overall risk management, as well as written policies covering specific areas and matters, such as foreign exchange risk, interest rate risk, credit risk, use of derivative financial instruments and non-derivative financial instruments, and investment of excess liquidity.

c)	Significant financial risks and degrees of financial risks

(a)	Market risk

i)	Foreign exchange risk

(i)	The Group operates internationally and is exposed to foreign exchange risk arising from the transactions of the Company and its subsidiaries used in various functional currency, primarily with respect to the USD. Foreign exchange risk arises from future commercial transactions and recognized assets and liabilities.

(ii)	Management has set up a policy to require group companies to manage their foreign exchange risk against their functional currency. Exchange rate risk arising from the difference between various functional currencies and the reporting currency in the consolidated financial statements is centrally managed by the Group’s finance department.

(iii)	The Group’s businesses involve some non-functional currency operations (the Company’s and certain subsidiaries’ functional currency: USD; other certain subsidiaries’ functional currency: NTD, RMB and HKD). The information on assets and liabilities denominated in foreign currencies whose values would be materially affected by the exchange rate fluctuations is as follows:

	December 31, 2024
	Foreign currency amount	Exchange rate	Book value (USD)
Foreign currency: functional currency
Financial assets
Monetary items
USD:NTD	$6,176,385	32.79	$6,176,385
USD:HKD	8,387,829	7.77	8,387,829
Financial liabilities
Monetary items
USD:NTD	$3,430,664	32.79	$3,430,664
USD:HKD	2,237,392	7.77	2,237,392

	December 31, 2023
	Foreign currency amount	Exchange rate	Book value (USD)
Foreign currency: functional currency
Financial assets
Monetary items
USD:NTD	$6,489,271	31.15	$6,489,271
Financial liabilities
Monetary items
USD:NTD	$761,248	31.15	$761,248

iv)	Analysis of foreign currency market risk arising from significant foreign exchange variation:

	Year ended December 31, 2024	Year ended December 31, 2023
Foreign exchange (losses) gains	$(71,960)	$363,269

v)	Analysis of foreign currency market risk arising from significant foreign exchange variation:

	Sensitivity analysis
	December 31, 2024
	Degree of variation	Effect on profit or loss	Effect on other comprehensive income
Foreign currency: functional currency
Financial assets
Monetary items
USD:NTD	5%	$308,819	$-
USD:HKD	5%	419,391	-
Financial liabilities
Monetary items
USD:NTD	5%	$171,533	$-
USD:HKD	5%	111,870	-

	Sensitivity analysis
	December 31, 2023
	Degree of variation	Effect on profit or loss	Effect on other comprehensive income
Foreign currency: functional currency
Financial assets
Monetary items
USD:NTD	5%	$324,464	$-
Financial liabilities
Monetary items
USD:NTD	5%	$38,062	$-

ii)	Cash flow interest rate risk

(i)	The Group’s main interest rate risk arises from short-term loans and long-term loans with variable rates, which expose the Group to cash flow interest rate risk.

For the years ended December 31, 2024 and 2023, the Group’s loans at variable rate were mainly denominated in NTD and USD.

(ii)	The Group’s loans are measured at amortized cost. The loans are periodically contractually repriced and to that extent are also exposed to the risk of future changes in market interest rates.

(iii)	If the borrowing interest rate had increased/decreased by 1% with all other variables held constant, profit would have increased/decreased as follow:

	Year ended December 31, 2024	Year ended December 31, 2023
Profit increased/decreased	$100,728	$79,451

The main factor is that changes in interest expense result in floating-rate loans.

(b)	Credit risk

(i)	Credit risk refers to the risk of financial loss to the Group arising from default by the clients or counterparties of financial instruments on the contract obligations.

The main factor is that counterparties could not repay in full the accounts receivable based on the agreed terms, and the contract cash flows of debt instruments stated at amortized cost.

(ii)	The Group manages their credit risk, taking into consideration the entire group’s concern. According to the Group’s credit policy, each local entity in the Group is responsible for managing and analyzing the credit risk for each of their new clients before standard payment and delivery terms and conditions are offered.

Internal risk control assesses the credit quality of the customers, taking into account their financial position, past experience and other factors. Individual risk limits are set based on internal or external ratings in accordance with limits set by the Board of Directors.

The utilization of credit limits is regularly monitored.

(iii)	In line with credit risk management procedure, when the contract payments of the counterparty were past due over 360 days and after repeatedly asking for payment over 360 days, the default has occurred.

(iv)	The Group adopts the following assumptions under IFRS 9 to assess whether there has been a significant increase in credit risk on that instrument since initial recognition:

If the contract payments were past due over 30 days based on the terms, there has been a significant increase in credit risk on that instrument since initial recognition.

(v)	The Group classifies customer’s accounts receivable in accordance with credit risk on trade and customer type. The Group applies the modified approach using a provision matrix based on the loss rate methodology to estimate expected credit loss under the provision matrix basis.

(vi)	The Group wrote-off the financial assets, which cannot be reasonably expected to be recovered, after initiating recourse procedures. However, the Group will continue executing the recourse procedures to secure their rights.

(vii)	The Group used the forecast ability to adjust historical and timely information to assess the default possibility of accounts receivable. The loss rate methodology is as follows:

Schedule of loss rate methodology

	Not past due	Up to 30 days past due	31 to 90 days past due	91 to 180 days past due	Over 180 days past due	Total
At December 31, 2024
Expected loss rate	0.00%	0.00%	0.00%	0.00%	0.00%
Total book value	$1,210,294	$49,695	$17,939	$0	$0	$1,277,928
Loss allowance	$0	$0	$0	$0	$0	$0

	Not past due	Up to 30 days past due	31 to 90 days past due	91 to 180 days past due	Over 180 days past due	Total
At December 31, 2023
Expected loss rate	0.01%	0.01%	72.55%	80.91%	99.08%
Total book value	$2,272,329	$8,485	$14,539	$33,571	$60,048	$2,388,972
Loss allowance	$126	$1	$10,548	$27,163	$59,494	$97,332

Schedule of loss allowance for accounts receivable

	2024	2023
	Loss allowance	Loss allowance
At January 1	$97,332	$27,100
Provision for impairment	(8,365)	81,561
Write-offs	(88,967)	(11,110)
Effect of foreign exchange	-	(219)
At December 31	$-	$97,332

(ix)	For investments in debt instruments at amortized cost, the credit rating levels are presented below:

	2024
		Lifetime
	12 months	Significant increase in credit risk	Impairment of credit	Total
Financial assets at amortized cost	$574,391	$-	$-	$574,391
Other receivables (including Long-term receivables)	$1,952,834	$-	$-	$1,952,834
Other receivables from related parties	526,882			$526,882
Guarantee deposits paid	$133,390	$-	$-	$133,390

	2023
		Lifetime
	12 months	Significant increase in credit risk	Impairment of credit	Total
Financial assets at amortized cost	$361,249	$-	$-	$361,249
Other receivables (including Long-term receivables)	$3,331,465	$-	$-	$3,331,465
Guarantee deposits paid	$625,330	$-	$-	$625,330

(c)	Liquidity risk

(i)	Cash flow forecasting is performed in the operating entities of the Group and aggregated by Group treasury. Group treasury monitors rolling forecasts of the Group’s liquidity requirements to ensure it has sufficient cash to meet operational needs.

(ii)	Surplus cash held by the operating entities over and above balance required for working capital management are transferred to the Group treasury. Group treasury invests surplus cash in interest bearing current accounts, time deposits, money market deposits, choosing instruments with appropriate maturities or sufficient liquidity to provide sufficient head-room as determined by the above-mentioned forecasts.

(iii)	The unused credit lines from bank loans of the Group as of December 31, 2024 and 2023 are $3,961,155 and $4,802,855, respectively.

	As of	As of
	December 31, 2024	December 31, 2023
Floating rate:
Expiring within one year	$1,645,813	$2,355,022
Expiring beyond one year	89,053	104,334
	$1,734,866	$2,459,356

To acquire building and land as headquarter, the Group has obtained credit lines of mortgage loans amounted to $2,226,289(NT$73,000,000) and $2,343,499 as of December 31, 2024 and 2023, respectively. If the credit lines are used, the maturity of the mortgage loans is 20 years.

(iv)	The table below analyses the Group’s non-derivative financial liabilities into relevant maturity groupings based on the remaining period at the balance sheet date to the contractual maturity date for non-derivative financial liabilities. The amounts disclosed in the table are the contractual undiscounted cash flows.

December 31, 2024	Less than 1 year	Between 1 year and 3 years	Total
Non-derivative financial liabilities
Short-term loans	$8,999,751	$-	$8,999,751
Accounts payable	209,567	-	209,567
Other payables	802,840	-	802,840
Lease liabilities	163,775	-	163,775
Long-term loans (including current portion)	42,478	995,290	1,037,768

December 31, 2023	Less than 1 year	Between 1 year and 3 years	Total
Non-derivative financial liabilities
Short-term loans	$6,964,927	$-	$6,964,927
Accounts payable	193,767	-	193,767
Other payables	522,786	-	522,786
Lease liabilities	105,745	-	105,745
Long-term loans (including current portion)	59,659	920,541	980,200